UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2012

DATE OF REPORTING PERIOD: DECEMBER 31, 2011

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
December 31, 2011

Principal				Interest
Amount		Security		Rate *	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-42.6%
		Fannie Mae:
$7,000	M	1/11/12		0.01%	$6,999,979
1,300	M	2/16/12		0.04	1,299,932
3,700	M	3/20/12		0.02	3,699,836
2,125	M	4/4/12		0.04	2,124,776
5,000	M	Federal Farm Credit Bank, 1/3/12		0.01	4,999,996
		Federal Home Loan Bank:
2,274	M	2/3/12		0.05	2,273,903
9,350	M	3/6/12		0.02	9,349,657
1,150	M	3/23/12		0.03	1,149,934
4,840	M	3/28/12		0.03	4,839,645
		Freddie Mac:
1,500	M	2/7/12		0.04	1,499,945
1,291	M	2/14/12		0.05	1,290,927
3,289	M	2/23/12		0.04	3,288,827
3,350	M	3/12/12		0.03	3,349,832
7,600	M	3/20/12		0.02	7,599,662
2,000	M	4/9/12		0.03	1,999,833
1,060	M	4/9/12		0.04	1,059,882
Total Value of U.S. Government Agency Obligations (cost $56,826,566)					56,826,566
		CORPORATE NOTES-29.4%
6,000	M	Becton Dickinson & Co., 1/30/12		0.08	5,999,600
		Coca-Cola Co.:
1,000	M	3/5/12	(a)	0.15	999,729
6,000	M	3/20/12	(a)	0.13	5,998,266
5,000	M	Dell, Inc., 2/17/12	(a)	0.13	4,999,133
6,000	M	Dupont (E.I.) de Nemours & Co., 3/20/12	(a)	0.12	5,998,400
5,600	M	International Business Machines Corp., 1/19/12	(a)	0.06	5,599,823
		PepsiCo, Inc.:
2,550	M	1/17/12	(a)	0.07	2,549,916
1,999	M	2/13/12	(a)	0.05	1,998,878
		Procter & Gamble Co.:
1,000	M	1/9/12	(a)	0.15	999,962
4,000	M	4/5/12	(a)	0.08	3,999,147
Total Value of Corporate Notes (cost $39,142,854)					39,142,854
		VARIABLE AND FLOATING RATE NOTES-24.7%
		Federal Farm Credit Bank:
7,000	M	8/8/12		0.17	7,001,290
3,000	M	9/24/12		0.13	2,998,685
5,000	M	Federal Home Loan Bank , 6/22/12		0.09	4,999,035
5,700	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/30		0.04	5,700,000
3,820	M	Monongallia Health Systems, 7/1/40 (LOC: JP Morgan)		0.50	3,820,000
2,595	M	University of Oklahoma Hospital Rev. Series "B", 8/15/21 (LOC: Bank of America)		0.32	2,595,000
5,835	M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline Co., Project B), 12/1/33		0.03	5,835,000
Total Value of Variable and Floating Rate Notes (cost $32,949,010)					32,949,010
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.5%
2,000	M	U.S. Treasury Bills, 1/12/12 (cost $2,000,007)		(0.01)	2,000,007
Total Value of Investments (cost $130,918,437)**		98.2%			130,918,437
Other Assets, Less Liabilities		1.8			2,443,743
Net Assets		100.0%			$133,362,180

*	The interest rates shown are the effective rates at the time of purchase by the
Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2011.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Secton 4(2) of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2011, the Fund held nine Section 4(2)
securities with an aggregate value of $33,143,254 representing 24.9% of the
Fund's net assets.

Summary of Abbreviations:
	LOC	Letter of Credit

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$-	$56,826,566	$-	$56,826,566
Corporate Notes	-	39,142,854	-	39,142,854
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	-	14,999,010	-	14,999,010
Municipal Bonds	-	14,130,000	-	14,130,000
Corporate Notes	-	3,820,000	-	3,820,000
Short-Term U.S. Government
Obligations	-	2,000,007	-	2,000,007
Total Investments in Securities	$-	$130,918,437	$-	$130,918,437

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2011.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
December 31, 2011

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-99.8%
		Fannie Mae-6.0%
$8,144	M	5%, 8/1/2039 - 11/1/2039		$8,876,711
11,739	M	5.5%, 7/1/2033 - 10/1/2039		12,923,262
				21,799,973
		Government National Mortgage Association I Program-93.8%
15,407	M	4%, 7/15/2041 - 11/15/2041		16,556,927
128,18	M	4.5%, 9/15/2033 - 8/15/2041		139,999,809
80,335	M	5%, 6/15/2033 - 6/15/2040		89,405,547
43,134	M	5.5%, 3/15/2033 - 10/15/2039		48,800,309
34,883	M	6%, 3/15/2031 - 5/15/2040		39,823,642
2,529	M	6.5%, 6/15/2034 - 3/15/2038		2,896,639
3,318	M	7%, 1/15/2030 - 4/15/2034		3,922,238
				341,405,111
Total Value of Residential Mortgage-Backed Securities (cost $343,699,057)			99.8%	363,205,084
Other Assets, Less Liabilities			.2	735,150
Net Assets			100.0%	$363,940,234

At December 31, 2011, the cost of investments for federal income tax purposes was $343,699,057. Accumulated net unrealized appreciation on investments was $19,506,027, consisting of $19,511,563 gross unrealized appreciation and
$5,536 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$-	$363,205,084	$-	$363,205,084

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2011.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
December 31, 2011

Principal
Amount		Security		Value
		CORPORATE BONDS-92.0%
		Aerospace/Defense-.4%
$1,800	M	BAE Systems Holdings, Inc., 4.95%, 2014	(a)	$1,903,275
		Agriculture-.7%
2,725	M	Cargill, Inc., 6%, 2017	(a)	3,216,522
		Chemicals-1.7%
3,000	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019	(a)	3,803,439
4,000	M	Dow Chemical Co., 4.25%, 2020		4,173,120
				7,976,559
		Consumer Durables-2.0%
2,100	M	Black & Decker Corp., 5.75%, 2016		2,452,273
		Newell Rubbermaid, Inc.:
1,600	M	6.75%, 2012		1,617,269
1,550	M	4.7%, 2020		1,640,157
3,000	M	Stanley Black & Decker, 5.2%, 2040		3,341,832
				9,051,531
		Energy-11.5%
3,900	M	Canadian Oil Sands, Ltd., 7.75%, 2019	(a)	4,811,169
4,800	M	DCP Midstream, LLC, 9.75%, 2019	(a)	6,265,785
4,000	M	Enbridge Energy Partners, LP, 4.2%, 2021		4,185,464
500	M	EnCana Corp., 3.9%, 2021		503,324
3,593	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)	3,828,864
4,000	M	Nabors Industries, Inc., 6.15%, 2018		4,474,108
5,000	M	Petrobras International Finance Co., 5.375%, 2021		5,278,005
4,100	M	Reliance Holdings USA, Inc., 4.5%, 2020	(a)	3,731,861
5,800	M	Spectra Energy Capital, LLC, 6.2%, 2018		6,585,430
4,400	M	Suncor Energy, Inc., 6.85%, 2039		5,655,170
2,700	M	Valero Energy Corp., 9.375%, 2019		3,467,105
4,000	M	Weatherford International, Inc., 6.35%, 2017		4,473,956
				53,260,241
		Financial Services-12.3%
2,250	M	Aflac, Inc., 8.5%, 2019		2,761,405
6,000	M	American Express Co., 7%, 2018		7,259,880
2,000	M	American International Group, Inc., 4.875%, 2016		1,894,566
4,000	M	BlackRock, Inc., 5%, 2019		4,372,412
3,260	M	CoBank, ACB, 7.875%, 2018	(a)	3,905,760
1,800	M	Compass Bank, 6.4%, 2017		1,800,371
2,950	M	ERAC USA Finance Co., 6.375%, 2017	(a)	3,413,073
4,000	M	FUEL Trust, 4.207%, 2016	(a)	4,037,880
		General Electric Capital Corp.:
4,000	M	5.625%, 2017		4,432,540
2,700	M	5.5%, 2020		2,975,646
4,000	M	Glencore Funding, LLC, 6%, 2014	(a)	4,133,872
		Harley-Davidson Funding Corp.:
3,800	M	5.75%, 2014	(a)	4,105,197
2,100	M	6.8%, 2018	(a)	2,457,458
4,000	M	Protective Life Corp., 7.375%, 2019		4,445,572
4,600	M	Prudential Financial Corp., 4.75%, 2015		4,861,239
				56,856,871
		Financials-16.0%
		Bank of America Corp.:
1,900	M	5.65%, 2018		1,812,590
1,800	M	5%, 2021		1,642,482
2,700	M	Barclays Bank, PLC, 5.125%, 2020		2,778,033
3,168	M	Bear Stearns Cos., Inc., 7.25%, 2018		3,718,665
		Citigroup, Inc.:
5,200	M	6.375%, 2014		5,460,780
5,000	M	6.125%, 2017		5,342,750
		Goldman Sachs Group, Inc.:
6,000	M	6.15%, 2018		6,200,520
1,600	M	6.125%, 2033		1,554,880
2,750	M	6.75%, 2037		2,566,393
6,000	M	JPMorgan Chase & Co., 6%, 2018		6,702,630
		Merrill Lynch & Co., Inc.:
4,000	M	5%, 2015		3,856,016
3,600	M	6.4%, 2017		3,489,952
		Morgan Stanley:
5,800	M	5.95%, 2017		5,532,678
5,000	M	6.625%, 2018		4,943,435
6,000	M	SunTrust Banks, Inc., 6%, 2017		6,600,354
5,000	M	UBS AG, 5.875%, 2017		5,211,765
		Wells Fargo & Co.:
4,000	M	5.625%, 2017		4,563,940
1,800	M	4.6%, 2021		1,977,779
				73,955,642
		Food/Beverage/Tobacco-7.6%
4,000	M	Altria Group, Inc., 9.7%, 2018		5,388,816
5,000	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020		5,873,790
2,700	M	Bottling Group, LLC, 5.125%, 2019		3,154,718
1,980	M	Bunge Limited Finance Corp., 5.35%, 2014		2,077,844
4,000	M	Corn Products International, Inc., 4.625%, 2020		4,261,332
4,000	M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018		4,992,208
4,000	M	Lorillard Tobacco Co., 6.875%, 2020		4,476,944
4,000	M	Philip Morris International, Inc., 5.65%, 2018		4,737,752
				34,963,404
		Forest Products/Container-.6%
2,200	M	International Paper Co., 9.375%, 2019		2,862,834
		Health Care-2.5%
2,700	M	Aristotle Holding, Inc., 4.75%, 2021	(a)	2,799,376
4,000	M	Biogen IDEC, Inc., 6.875%, 2018		4,840,904
2,400	M	Novartis, 5.125%, 2019		2,824,884
1,000	M	Roche Holdings, Inc., 6%, 2019	(a)	1,217,231
				11,682,395
		Information Technology-6.1%
3,000	M	Cisco Systems, Inc., 4.95%, 2019		3,483,006
2,700	M	Computer Sciences Corp., 6.5%, 2018		2,646,675
3,000	M	Dell, Inc., 5.875%, 2019		3,528,399
4,000	M	Harris Corp., 4.4%, 2020		4,089,640
8,000	M	Motorola, Inc., 6%, 2017		8,978,128
		Pitney Bowes, Inc.:
900	M	5%, 2015		952,671
4,000	M	5.75%, 2017		4,297,772
				27,976,291
		Manufacturing-3.9%
2,700	M	General Electric Co., 5.25%, 2017		3,102,959
6,700	M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018		8,126,691
3,200	M	Johnson Controls, Inc., 5%, 2020		3,565,536
2,725	M	Tyco Electronics Group SA, 6.55%, 2017		3,151,746
				17,946,932
		Media-Broadcasting-4.6%
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 2018	(a)	5,118,888
		Comcast Corp.:
4,000	M	5.15%, 2020		4,556,620
3,100	M	6.95%, 2037		3,957,407
4,000	M	DirecTV Holdings, LLC, 7.625%, 2016		4,248,932
3,000	M	Time Warner Cable, Inc., 6.75%, 2018		3,567,936
				21,449,783
		Media-Diversified-1.0%
		McGraw-Hill Cos., Inc.:
1,800	M	5.9%, 2017		1,961,125
2,300	M	6.55%, 2037		2,452,623
				4,413,748
		Metals/Mining-5.6%
4,000	M	Alcoa, Inc., 6.15%, 2020		4,162,840
5,000	M	ArcelorMittal, 6.125%, 2018		4,944,260
3,800	M	Newmont Mining Corp., 5.125%, 2019		4,215,933
2,595	M	Rio Tinto Finance USA, Ltd., 6.5%, 2018		3,132,043
4,000	M	Vale Overseas, Ltd., 5.625%, 2019		4,426,404
5,000	M	Xstrata Canada Financial Corp., 4.95%, 2021	(a)	5,118,055
				25,999,535
		Real Estate Investment Trusts-5.8%
5,000	M	Boston Properties, LP, 5.875%, 2019		5,639,720
3,000	M	Digital Realty Trust, LP, 5.25%, 2021		3,011,049
5,000	M	HCP, Inc., 5.375%, 2021		5,251,345
4,000	M	ProLogis, LP, 6.625%, 2018		4,349,816
4,000	M	Simon Property Group, LP, 5.75%, 2015		4,479,028
4,000	M	Ventas Realty, LP, 4.75%, 2021		3,867,800
				26,598,758
		Retail-General Merchandise-1.6%
2,500	M	GAP, Inc., 5.95%, 2021		2,388,665
4,000	M	Home Depot, Inc., 5.875%, 2036		5,037,564
				7,426,229
		Telecommunications-.9%
3,300	M	GTE Corp., 6.84%, 2018		3,957,970
		Transportation-1.7%
3,000	M	Con-way, Inc., 7.25%, 2018		3,384,540
4,000	M	GATX Corp., 8.75%, 2014		4,541,780
				7,926,320
		Utilities-4.7%
3,000	M	E. ON International Finance BV, 5.8%, 2018	(a)	3,435,417
1,900	M	Electricite de France SA, 6.5%, 2019	(a)	2,152,421
4,000	M	Exelon Generation Co., LLC, 6.2%, 2017		4,599,052
		Great River Energy Co.:
602	M	5.829%, 2017	(a)	684,931
3,700	M	4.478%, 2030	(a)	4,016,317
3,000	M	Ohio Power Co., 5.375%, 2021		3,447,945
2,561	M	Sempra Energy, 9.8%, 2019		3,463,471
				21,799,554
		Waste Management-.8%
3,755	M	Republic Services, Inc., 3.8%, 2018		3,895,084
Total Value of Corporate Bonds (cost $398,722,082)				425,119,478
		MUNICIPAL BONDS-5.3%
900	M	Columbia SC Wtrwks & Swr. Sys. Rev., 5%, 2016		1,051,452
2,700	M	Hawaii St. GO, 5%, 2020		3,391,767
2,700	M	Met Govt Nashville & Davidson Cnty. TN Elec. Rev., 5%, 2019		3,359,745
1,315	M	Missouri St. GO, 5%, 2017		1,619,646
1,735	M	North Carolina St. GO , 5%, 2017		2,096,817
4,500	M	Ohio St. GO, 5%, 2020		5,639,580
3,700	M	Pennsylvania St. GO, 5%, 2019		4,642,834
2,250	M	University of Connecticut, 5%, 2020		2,826,360
Total Value of Municipal Bonds (cost $23,753,622)				24,628,201
Total Value of Investments (cost $422,475,704)		97.3%		449,747,679
Other Assets, Less Liabilities		2.7		12,501,332
Net Assets		100.0%		$462,249,011

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2011, the Fund held twenty-one 144A securities with an aggregate value of $74,156,791 representing 16.0% of the Fund's net assets.

Summary of Abbreviations:
GO	General Obligation

At December 31, 2011, the cost of investments for federal income tax purposes was
$422,475,704. Accumulated net unrealized appreciation on investments was
$27,271,975, consisting of $31,049,042 gross unrealized appreciation and
$3,777,067 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$425,119,478	$-	$425,119,478
Municipal Bonds	-	24,628,201	-	24,628,201
Total Investments in Securities*	$-	$449,747,679	$-	$449,747,679

* The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2011.

Portfolio of Investments (unaudited)
FUND FOR INCOME
December 31, 2011

Principal
Amount
or Shares			Security			Value
			CORPORATE BONDS-96.7%
			Automotive-4.5%
$5,225	M		Chrysler Group LLC/CG Co. - Issuer, Inc., 8.25%, 2021	(a)		$4,780,875
3,300	M		Cooper Tire & Rubber Co., 8%, 2019			3,399,000
2,825	M		Cooper -Standard Automotive, Inc., 8.5%, 2018			2,969,781
3,950	M		Exide Technologies, 8.625%, 2018			3,061,250
2,525	M		Ford Motor Co., 6.625%, 2028			2,671,349
2,000	M		Hertz Corp., 6.75%, 2019			2,015,000
3,325	M		Jaguar Land Rover, PLC, 7.75%, 2018	(a)		3,183,688
2,100	M		Oshkosh Corp., 8.5%, 2020			2,173,500
						24,254,443
			Building Materials-3.2%
3,875	M		Associated Materials, LLC, 9.125%, 2017			3,400,312
			Building Materials Corp.:
3,625	M		6.875%, 2018	(a)		3,824,375
4,175	M		7.5%, 2020	(a)		4,529,875
2,475	M		Griffon Corp., 7.125%, 2018			2,462,625
3,700	M		Texas Industries, Inc., 9.25%, 2020			3,330,000
						17,547,187
			Capital Goods-.5%
2,650	M		Belden CDT, Inc., 9.25%, 2019			2,842,125
			Chemicals-3.7%
2,950	M		Ferro Corp., 7.875%, 2018			2,979,500
1,325	M		Huntsman International, LLC, 8.625%, 2021			1,411,125
2,775	M		Kinove German Bondco GmbH, 9.625%, 2018	(a)		2,650,125
2,025	M		Lyondell Chemical Co., 11%, 2018			2,222,438
1,050	M		LyondellBasell Industries NV, 6%, 2021	(a)		1,094,625
2,575	M		Polymer Group, Inc., 7.75%, 2019	(a)		2,678,000
1,375	M		PolyOne Corp., 7.375%, 2020			1,423,125
			Solutia, Inc.:
3,925	M		8.75%, 2017			4,307,688
1,275	M		7.875%, 2020			1,392,938
						20,159,564
			Consumer Non-Durables-1.4%
3,200	M		Easton-Bell Sports, Inc., 9.75%, 2016			3,504,000
			Levi Strauss & Co.:
400	M		8.875%, 2016			418,000
375	M		7.625%, 2020			384,844
3,025	M		Phillips Van-Heusen Corp., 7.375%, 2020			3,297,250
						7,604,094
			Energy-14.2%
1,600	M		Antero Resources Finance Corp., 7.25%, 2019	(a)		1,648,000
			Basic Energy Services, Inc.:
450	M		7.125%, 2016			453,375
1,575	M		7.75%, 2019			1,594,687
2,925	M		Berry Petroleum Co., 8.25%, 2016			3,056,625
1,850	M		Chesapeake Energy Corp., 7.25%, 2018			2,053,500
			Concho Resources, Inc.:
2,300	M		8.625%, 2017			2,524,250
1,225	M		6.5%, 2022			1,286,250
			Consol Energy, Inc.:
1,875	M		8%, 2017			2,062,500
3,700	M		8.25%, 2020			4,107,000
			Copano Energy, LLC:
500	M		7.75%, 2018			522,500
1,025	M		7.125%, 2021			1,040,375
4,375	M		Crosstex Energy, LP, 8.875%, 2018			4,801,562
2,000	M		Denbury Resources, Inc., 8.25%, 2020			2,245,000
2,750	M		El Paso Corp., 6.5%, 2020			2,986,483
1,575	M		El Paso Pipeline Partners Operating Co., LLC, 5%, 2021			1,628,887
750	M		Encore Acquisition Co., 9.5%, 2016			830,625
2,325	M		Expro Finance Luxembourg SCA, 8.5%, 2016	(a)		2,057,625
			Ferrellgas Partners, LP:
3,450	M		9.125%, 2017			3,622,500
1,663	M		8.625%, 2020			1,617,267
3,975	M		Forest Oil Corp., 7.25%, 2019			4,074,375
3,375	M		Genesis Energy, LP, 7.875%, 2018			3,391,875
3,875	M		Hilcorp Energy I, LP, 8%, 2020	(a)		4,165,625
			Inergy, LP:
2,475	M		7%, 2018			2,524,500
715	M		6.875%, 2021			722,150
2,175	M		Kodiak Oil & Gas Corp., 8.125%, 2019	(a)		2,256,563
450	M		Linn Energy, LLC, 6.5%, 2019	(a)		448,875
2,450	M		Murray Energy Corp., 10.25%, 2015	(a)		2,443,875
			Penn Virginia Corp.:
1,025	M		10.375%, 2016			1,096,750
800	M		7.25%, 2019			748,000
			Quicksilver Resources, Inc.:
1,075	M		8.25%, 2015			1,118,000
2,100	M		11.75%, 2016			2,394,000
2,100	M		9.125%, 2019			2,236,500
2,450	M		Sandridge Energy, Inc., 7.5%, 2021			2,443,875
1,600	M		SESI, LLC, 6.375%, 2019			1,636,000
			SM Energy Co.:
600	M		6.625%, 2019	(a)		627,000
1,525	M		6.5%, 2021	(a)		1,578,375
1,500	M		Western Refining, Inc., 11.25%, 2017	(a)		1,713,750
1,375	M		WPX Energy, Inc., 6%, 2022	(a)		1,414,531
						77,173,630
			Financials-4.6%
			Ally Financial, Inc.:
1,000	M		4.5%, 2014			967,500
3,700	M		6.25%, 2017			3,582,895
4,650	M		8%, 2020			4,777,875
675	M		CNH Capital, LLC, 6.25%, 2016	(a)		698,625
			Ford Motor Credit Co., LLC:
550	M		6.625%, 2017			599,413
4,600	M		5.875%, 2021			4,802,938
800	M		General Motors Financial Co., 6.75%, 2018	(a)		820,000
			International Lease Finance Corp.:
500	M		5.875%, 2013			495,000
5,450	M		8.625%, 2015			5,606,687
1,900	M		8.75%, 2017			1,961,750
775	M		8.25%, 2020			784,687
						25,097,370
			Food/Beverage/Tobacco-1.1%
			CF Industries, Inc.:
2,000	M		6.875%, 2018			2,295,000
725	M		7.125%, 2020			859,125
2,700	M		JBS USA, LLC, 7.25%, 2021	(a)		2,531,250
						5,685,375
			Food/Drug-2.4%
6,175	M		McJunkin Red Man Corp., 9.5%, 2016			6,298,500
3,600	M		NBTY, Inc., 9%, 2018			3,978,000
1,225	M		SUPERVALU, Inc., 7.5%, 2014			1,252,563
1,525	M		Tops Holding Corp./Tops Markets, LLC, 10.125%, 2015			1,601,250
						13,130,313
			Forest Products/Containers-2.6%
2,375	M		Clearwater Paper Corp., 7.125%, 2018			2,481,875
1,750	M		Exopack Holding Corp., 10%, 2018	(a)		1,758,750
1,400	M		JSG Funding, PLC (Smurfit Kappa Funding, PLC), 7.75%, 2015			1,407,000
675	M		Mercer International, Inc., 9.5%, 2017			693,563
3,050	M		Reynolds Group Escrow, LLC, 7.75%, 2016	(a)		3,225,375
1,725	M		Reynolds Group Issuer, Inc., 9%, 2019	(a)		1,647,375
			Sealed Air Corp.:
1,750	M		8.125%, 2019	(a)		1,925,000
925	M		8.375%, 2021	(a)		1,026,750
						14,165,688
			Gaming/Leisure-1.2%
1,775	M		Ameristar Casinos, Inc., 7.5%, 2021			1,837,125
2,300	M		MCE Finance, Ltd., 10.25%, 2018			2,489,750
1,550	M		National CineMedia, LLC, 7.875%, 2021			1,544,188
325	M		Wynn Las Vegas, LLC, 7.75%, 2020			362,375
						6,233,438
			Health Care-6.5%
1,800	M		AMERIGROUP Corp., 7.5%, 2019			1,863,000
4,375	M		Aviv Healthcare Properties, LP, 7.75%, 2019			4,309,375
1,250	M		Capella Healthcare, Inc., 9.25%, 2017			1,275,000
			Community Health Systems, Inc.:
2,861	M		8.875%, 2015			2,961,135
225	M		8%, 2019	(a)		227,812
2,475	M		ConvaTec Healthcare, 10.5%, 2018	(a)		2,221,312
1,425	M		DaVita, Inc., 6.375%, 2018			1,462,406
4,400	M		Genesis Health Ventures, Inc., 9.75%, 2005	(b)	(c)	2,750
			HCA Holdings, Inc.:
525	M		6.375%, 2015			537,469
2,075	M		8%, 2018			2,199,500
1,150	M		6.5%, 2020			1,196,000
1,950	M		7.75%, 2021			1,993,875
1,625	M		7.5%, 2022			1,665,625
1,100	M		Health Management Associates, Inc., 7.375%, 2020	(a)		1,146,750
			Healthsouth Corp.:
2,275	M		7.25%, 2018			2,269,313
1,175	M		7.75%, 2022			1,161,781
4,000	M		IASIS Healthcare, LLC, 8.375%, 2019			3,510,000
1,225	M		LVB Acquisition, Inc. (Biomet, Inc.) 10%, 2017			1,329,125
265	M		Select Medical Corp., 7.625%, 2015			250,425
1,600	M		Universal Hospital Services, Inc., 8.5%, 2015			1,624,000
1,925	M		Vanguard Health Holding Co. II, LLC, 8%, 2018			1,920,188
						35,126,841
			Information Technology-2.5%
			Equinix, Inc.:
1,875	M		8.125%, 2018			2,053,125
1,250	M		7%, 2021			1,321,875
			Fidelity National Information Services, Inc.:
1,200	M		7.625%, 2017			1,305,000
150	M		7.625%, 2017	(a)		162,375
2,400	M		7.875%, 2020			2,604,000
			Jabil Circuit, Inc.:
350	M		7.75%, 2016			392,000
3,825	M		8.25%, 2018			4,427,438
2,100	M		MEMC Electronic Materials, Inc., 7.75%, 2019			1,527,750
						13,793,563
			Manufacturing-2.7%
1,550	M		Amsted Industries, 8.125%, 2018	(a)		1,650,750
3,850	M		Case New Holland, Inc., 7.875%, 2017			4,369,750
4,825	M		Manitowoc Co., Inc., 8.5%, 2020			5,108,469
2,325	M		Park-Ohio Industries, Inc., 8.125%, 2021			2,301,750
1,275	M		Terex Corp., 10.875%, 2016			1,415,250
						14,845,969
			Media-Broadcasting-4.4%
2,800	M		Allbritton Communication Co., 8%, 2018			2,793,000
			Belo Corp.:
4,000	M		7.25%, 2027			3,450,000
725	M		7.75%, 2027			632,562
4,225	M		Cumulus Media, Inc., 7.75%, 2019	(a)		3,770,812
2,475	M		Nexstar/Mission Broadcasting, Inc., 8.875%, 2017			2,549,250
			Sinclair Television Group, Inc.:
4,000	M		9.25%, 2017	(a)		4,380,000
1,000	M		8.375%, 2018			1,037,500
5,250	M		XM Satellite Radio, Inc., 7.625%, 2018	(a)		5,538,750
						24,151,874
			Media-Cable TV-6.5%
3,400	M		Cablevision Systems Corp., 8.625%, 2017			3,782,500
			CCO Holdings, LLC:
2,850	M		7%, 2019			2,985,375
1,175	M		7.375%, 2020			1,245,500
2,975	M		Cequel Communications Holdings I, Inc., 8.625%, 2017	(a)		3,168,375
			Clear Channel Worldwide:
3,875	M		9.25%, 2017 Series "A"			4,204,375
2,500	M		9.25%, 2017 Series "B"			2,700,000
825	M		CSC Holdings, LLC, 6.75%, 2021	(a)		872,437
2,575	M		DISH DBS Corp., 7.875%, 2019			2,922,625
1,525	M		Echostar DBS Corp., 7.125%, 2016			1,650,812
3,525	M		Quebecor Media, Inc., 7.75%, 2016			3,639,563
4,850	M		UPC Germany GmbH, 8.125%, 2017	(a)		5,147,063
2,800	M		UPC Holding BV, 9.875%, 2018	(a)		2,999,500
						35,318,125
			Media-Diversified-1.5%
3,400	M		Entravision Communications Corp., 8.75%, 2017			3,349,000
3,625	M		Lamar Media Corp., 7.875%, 2018			3,860,625
1,000	M		NAI Entertainment Holdings, LLC, 8.25%, 2017	(a)		1,062,500
						8,272,125
			Metals/Mining-7.7%
3,400	M		AK Steel Corp., 7.625%, 2020			3,213,000
			Arch Coal, Inc.:
2,375	M		7.25%, 2020			2,440,312
975	M		7.25%, 2021	(a)		1,006,687
			FMG Resources (August 2006) Property, Ltd.:
1,200	M		7%, 2015	(a)		1,218,000
1,250	M		6.375%, 2016	(a)		1,218,750
1,550	M		6.875%, 2018	(a)		1,491,875
1,400	M		JMC Steel Group, 8.25%, 2018	(a)		1,372,000
2,750	M		Metals USA, Inc., 11.125%, 2015			2,870,313
4,875	M		Novelis, Inc., 8.375%, 2017			5,204,063
			Peabody Energy Corp.:
2,375	M		6%, 2018	(a)		2,434,375
750	M		6.5%, 2020			791,250
4,125	M		6.25%, 2021	(a)		4,290,000
825	M		Thompson Creek Metals Co., Inc., 7.375%, 2018			738,375
			United States Steel Corp.:
850	M		7%, 2018			845,750
5,000	M		7.375%, 2020			4,900,000
2,225	M		Vedanta Resources, PLC, 9.5%, 2018	(a)		1,935,750
			Vulcan Materials Co.:
1,875	M		6.5%, 2016			1,945,313
800	M		6.4%, 2017			816,000
3,250	M		7%, 2018			3,363,750
						42,095,563
			Real Estate Investment Trusts-1.0%
800	M		CB Richard Ellis Service, 6.625%, 2020			824,000
			Developers Diversified Realty Corp.:
675	M		9.625%, 2016			785,880
550	M		7.875%, 2020			614,534
725	M		Host Hotels & Resorts, LP, 6%, 2021	(a)		744,937
			Omega Healthcare Investors, Inc.:
975	M		7.5%, 2020			1,043,250
1,550	M		6.75%, 2022			1,565,500
						5,578,101
			Retail-General Merchandise-6.4%
1,000	M		CKE Restaurants, Inc., 11.375%, 2018			1,095,000
3,825	M		DineEquity, Inc., 9.5%, 2018			4,126,219
2,050	M		J.C. Penney Corp., Inc., 7.95%, 2017			2,244,750
			Limited Brands, Inc.:
2,050	M		8.5%, 2019			2,398,500
600	M		6.625%, 2021			639,000
3,685	M		Needle Merger Sub Corp., 8.125%, 2019	(a)		3,528,388
3,550	M		NPC International, Inc., 10.5%, 2020	(a)		3,585,500
			QVC, Inc.:
2,575	M		7.5%, 2019	(a)		2,774,563
375	M		7.375%, 2020	(a)		402,188
1,525	M		Sally Holdings, LLC/Sally Capital, Inc., 6.875%, 2019	(a)		1,601,250
4,900	M		Toys R Us Property Co. I, Inc., 10.75%, 2017			5,383,875
1,400	M		Toys R Us Property Co. II, Inc., 8.5%, 2017			1,456,000
3,150	M		Wendy's/Arby's Restaurants, LLC, 10%, 2016			3,480,750
475	M		Yankee Acquisition Corp., 8.5%, 2015			482,125
1,675	M		YCC Holdings, LLC/Yankee Finance, Inc., 10.25%, 2016			1,474,000
						34,672,108
			Services-2.2%
2,050	M		CoreLogic, Inc., 7.25%, 2021	(a)		1,973,125
850	M		FTI Consulting, Inc., 6.75%, 2020			881,875
125	M		Geo Group, Inc., 6.625%, 2021			126,250
			Iron Mountain, Inc.:
1,525	M		7.75%, 2019			1,618,406
2,300	M		8.375%, 2021			2,461,000
2,500	M		PHH Corp., 9.25%, 2016			2,387,500
2,375	M		Reliance Intermediate Holdings, LP, 9.5%, 2019	(a)		2,529,375
						11,977,531
			Telecommunications-8.1%
			Citizens Communications Co.:
5,500	M		7.125%, 2019			5,390,000
775	M		9%, 2031			711,062
2,900	M		Clearwire Communications, LLC, 12%, 2015	(a)		2,791,250
			Frontier Communications Corp.:
500	M		8.25%, 2014			523,750
1,875	M		8.125%, 2018			1,898,437
1,250	M		8.5%, 2020			1,285,937
2,125	M		GCI, Inc., 8.625%, 2019			2,265,781
5,575	M		Inmarsat Finance, PLC, 7.375%, 2017	(a)		5,853,750
			Intelsat Jackson Holdings, Ltd.:
1,300	M		9.5%, 2016			1,361,750
1,125	M		7.25%, 2019	(a)		1,144,687
2,950	M		8.5%, 2019			3,134,375
450	M		7.5%, 2021	(a)		456,187
800	M		PAETEC Holding Corp., 9.875%, 2018			884,000
1,125	M		Qwest Communications International, Inc., 7.125%, 2018			1,175,625
425	M		Qwest Corp., 6.5%, 2017			466,438
			Sprint Capital Corp.:
3,725	M		6.9%, 2019			3,082,438
3,825	M		6.875%, 2028			2,749,219
1,400	M		Virgin Media Finance, PLC, 9.5%, 2016			1,578,500
3,725	M		Wind Acquisition Finance SA, 11.75%, 2017	(a)		3,352,500
			Windstream Corp.:
1,725	M		7.875%, 2017			1,875,938
1,775	M		7.75%, 2020			1,843,781
						43,825,405
			Transportation-2.0%
3,075	M		Aguila 3 SA, 7.875%, 2018	(a)		2,998,125
4,575	M		CHC Helicopter SA, 9.25%, 2020	(a)		4,140,375
			Navios Maritime Holdings:
2,025	M		8.875%, 2017			1,938,938
2,700	M		8.125%, 2019			2,025,000
						11,102,438
			Utilities-5.1%
			AES Corp.:
875	M		9.75%, 2016			1,006,250
800	M		8%, 2017			884,000
1,275	M		7.375%, 2021	(a)		1,380,187
3,475	M		Atlantic Power Corp., 9%, 2018	(a)		3,501,062
2,600	M		Calpine Construction Finance Co., LP, 8%, 2016	(a)		2,821,000
650	M		Calpine Corp., 7.5%, 2021	(a)		698,750
3,750	M		Energy Future Holdings Corp., 10%, 2020			3,956,250
1,444	M		Indiantown Cogeneration Utilities, LP, 9.77%, 2020			1,494,624
2,750	M		Intergen NV, 9%, 2017	(a)		2,908,125
			NRG Energy, Inc.:
4,625	M		7.375%, 2017			4,810,000
2,350	M		7.625%, 2019	(a)		2,314,750
1,935	M		NSG Holdings, LLC, 7.75%, 2025	(a)		1,993,050
						27,768,048
			Wireless Communications-.7%
			MetroPCS Wireless, Inc.:
1,050	M		7.875%, 2018			1,069,688
1,050	M		6.625%, 2020			981,750
1,100	M		Nextel Communications, Inc., 5.95%, 2014			1,067,000
950	M		Sprint Nextel Corp., 6%, 2016			793,250
						3,911,688
Total Value of Corporate Bonds (cost $525,431,558)						526,332,606
			COMMON STOCKS-.0%
			Automotive-.0%
37,387		*	Safelite Glass Corporation - Class "B"	(b)		4,767
2,523		*	Safelite Realty Corporation	(b)		26
						4,793
			Telecommunications-.0%
8		*	Viatel Holding (Bermuda), Ltd.	(b)		-
18,224		*	World Access, Inc.			5
						5
Total Value of Common Stocks (cost $385,770)						4,798
Total Value of Investments (cost $525,817,328)			96.7%			526,337,404
Other Assets, Less Liabilities			3.3			17,962,709
Net Assets			100.0%			$544,300,113

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the
Securities Act of 1933 and may only be sold to qualified
institutional investors. At December 31, 2011, the Fund held sixty-eight 144A securities with an aggregate value of
$155,537,904 representing 28.6% of the Fund's net assets.

(b)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At
December 31, 2011, the Fund held four securities that were fair valued by the Valuation Committee with an aggregate value of
$7,543 representing 0% of the Fund's net assets.

(c)	In default as to principal and /or interest payment.

At December 31, 2011, the cost of investments for federal income tax purposes was $525,817,328. Accumulated net unrealized
appreciation on investments was $520,076, consisting of
$17,205,152 gross unrealized appreciation and $16,685,076 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$526,329,856	$2,750	$526,332,606
Common Stocks	5	-	4,793	4,798
Total Investments in Securities*	$5	$526,329,856	$7,543	$526,337,404

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended December 31, 2011.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, September 30, 2011	$2,750	$4,793	$7,543
Net purchases (sales)	-	-	-
Change in unrealized
appreciation (depreciation)	-	-	-
Realized gain (loss)	-	-	-
Transfer in and/or out of Level 3	-	-	-
Balance, December 31, 2011	$2,750	$4,793	$7,543

The following is a summary of Level 3 inputs by industry

Automotive	$4,793
Health Care	2,750
Telecommunications	-
$7,543

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter
("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities.
Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board") . The
pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures"
("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S.
Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of December 31, 2011, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the
Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Foresters Transaction - On September 21, 2010, First Investors Consolidated Corporation ("FICC"), the parent company of First Investors Management Company, Inc. ("FIMCO"), entered into an agreement with The Independent
Order of Foresters ("Foresters") pursuant to which FICC would be acquired by Foresters (the "Transaction") . The
Transaction was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors Funds and
Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of
Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the
United Kingdom.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 24, 2012